Income Tax And Social Contribution - Summary of Breakdown of Deferred Income Tax And Social Contribution Liabilities (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Fair value of identifiable net assets in business combination		R$ 1,288,045	R$ 450,561
The Body Shop [Member]
Statement [Line Items]
Fair value of identifiable net assets in business combination	[1]	R$ 1,288,045	R$ 450,561

[1]	The balance includes deferred income tax liability on the fair value of net identifiable assets in the acquisition of Avon, The Body Shop and Aesop.